Supplementary Oil and Gas Information - (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 Well Wells	Dec. 31, 2024 Well Wells
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discounted future net cash flows, annual discount factor	10.00%
Number of wells brought on production, net | Well	59.1
Number of wells brought on production, gross | Wells	64
Number of wells drilled, gross | Wells	75
Number of wells drilled, net | Well	66.8
Peace River, Willesden Green, Pembina and Viking Areas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of wells brought on production, net | Well		70
Number of wells brought on production, gross | Wells		82
Number of wells drilled, gross | Wells		84
Number of wells drilled, net | Well		71.6